Segment reporting	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses (“Adjusted EBITDA”), disclosed in Note 3.19, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Profit for the period		153.6	170.5	136.5
Taxation		56.7	56.6	32.0
Net financing costs		73.2	56.0	74.4
Depreciation and amortization		68.3	46.3	42.4
EBITDA		351.8	329.4	285.3
Acquisition purchase price adjustments		—	5.7	—
Exceptional items	7	54.5	17.7	37.2
Other add-backs		25.7	23.6	5.6
Adjusted EBITDA		432.0	376.4	328.1

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €22.4 million (2018: €14.7 million, 2017: €2.6 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €3.3 million (2018: €8.9 million, 2017: €3.0 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
United Kingdom	712.5	585.4	411.9
Italy	394.1	383.6	371.4
Germany	329.6	310.2	300.3
Sweden	175.7	192.7	208.0
France	176.6	174.1	170.0
Norway	120.4	122.5	123.3
Austria	108.2	102.4	96.7
Spain	79.5	76.7	81.2
Rest of Europe	227.7	225.2	193.8
Total external revenue by geography	2,324.3	2,172.8	1,956.6
Non-current assets by geography

	December 31, 2019	December 31, 2018
	€m	€m
United Kingdom	131.3	141.5
Germany	124.9	121.8
Italy	68.2	52.5
Sweden	51.1	26.5
Norway	29.6	14.3
France	17.2	17.0
Rest of Europe	56.0	52.4
Total non-current assets by geography	478.3	426.0

Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area and as explained in Note 2, as of January 1, 2019, include leased assets resulting in a significant increase in the year ended December 31, 2019.